Offerings - Offering: 1	Dec. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	2,541,206
Proposed Maximum Offering Price per Unit	1.6750
Maximum Aggregate Offering Price	$ 4,256,520.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 587.83
Offering Note	Consists of an aggregate of 2,541,206 shares of Common Stock issued and that may be sold by the selling stockholders set forth in the Registration Statement, The proposed maximum offering price per share has been estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act using the average of the high and low prices as reported on December 19, 2025 of $1.675.

The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) (based on the average of the high and low prices of the Common Stock on December 19, 2025).